Related Party Transactions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of March 31, 2023 and December 31, 2022, the Company has an equity ownership in LanzaJet and SGLT (see Note 6 - Investments for further details). The table below summarizes amounts related to transactions with these related parties (in thousands):

	Three months ended
	March 31, 2023	March 31, 2022
Revenues	$973	$654

	As of
	March 31, 2023	December 31, 2022
Accounts receivable	$626	$1,821
Purchases and open accounts payable	3,048	3,195
LanzaJet
The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company. Refer to Note 6 - Investments, for more information.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the three months ended March 31, 2023 and March 31, 2022, the Company recognized revenue from related parties of approximately $45 and $67, respectively, under the transition services agreement.
The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 6 - Investments. In connection with this agreement, the Company recognized $338 in revenue for the three months ended March 31, 2023, and $23 for the three months ended March 31, 2022.
LanzaJet Note Purchase Agreement
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes due December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes due December 31, 2043. The Company has committed to purchase $5.5 million of Subordinated Secured Notes in a funding which occurred on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over the intellectual property owned or in-licensed by LanzaJet.
Each purchaser of Notes under the Note Purchase Agreement is also entitled to receive a warrant for the right to purchase 575 shares of common stock of LanzaJet for each $10 of Notes purchased by such purchaser for an exercise price of $0.0575 per share, and for up to three years after the loan under the Note Purchase Agreement is fully funded. In the case of the Company, this will be equal to a right to purchase 316,250 shares of common stock of LanzaJet.
The Note Purchase Agreement may be amended with the approval of holders of at least 66 2∕3% of the Notes, except with respect to certain rights that require approval of all holders to amend. Upon an event of default under the Note Purchase Agreement, each purchaser may accelerate the payment of its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
SGLT
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, and small-size equipment. As a result, for the three months ended March 31, 2023 and March 31, 2022, the Company recognized revenue from related parties of approximately $0 and $18, respectively. The Company also provided engineering services and incurred costs of $249 and $126 for the three months ended March 31, 2023 and March 31, 2022, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in 2021, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive licensing consideration, calculated as a percentage of the royalties received by SGLT from the sublicenses. Currently, SGLT sublicenses to certain of its subsidiaries that use LanzaTech's proprietary technology. The royalties received by SGLT are based on sales-and-usage of the sublicensed technology. For the three months ended March 31, 2023, and March 31, 2022, the Company did not recognize any sublicensing revenue as no royalties were received by SGLT.
Related Party Transactions
As of June 30, 2023 and December 31, 2022, the Company has an equity ownership in LanzaJet and SGLT (see Note 6 - Investments for further details). The table below summarizes amounts related to transactions with these related parties (in thousands), other than revenues which are disclosed within the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2023 and 2022, as well as Note 5 - Revenues:

	As of
	June 30, 2023	December 31, 2022
Accounts receivable	$913	$1,821
Notes receivable	5,267	—
Accounts payable	1,879	3,195
LanzaJet
The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company. Refer to Note 6 - Investments, for more information.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the three months ended June 30, 2023 and 2022, the Company recognized revenue from related parties of approximately $67 and $58, respectively, under the transition services agreement. For the six months ended June 30, 2023 and 2022, the Company recognized revenue from related parties of approximately $112 and $125, respectively, under the transition services agreement.
The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 6 - Investments. In connection with this agreement, the Company recognized $102 and $108 in revenue, respectively, for the three months ended June 30, 2023 and 2022, and recognized revenue of $440 and $131, respectively, for the six months ended June 30, 2023 and 2022.
LanzaJet Note Purchase Agreement
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes due December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes due December 31, 2043. The Company committed to purchase $5.5 million of Subordinated Secured Notes, which was funded on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over the intellectual property owned or in-licensed by LanzaJet.
Each purchaser of Notes under the Note Purchase Agreement also received a warrant for the right to purchase 575,000 shares of common stock of LanzaJet for each $10 million of Notes purchased by such purchaser for an exercise price of $0.01 per share. The warrants are exercisable when the related loan commitment is funded, and may be exercised until the earlier of the third anniversary following the date the holder’s loan commitment is fully funded, or the end of the availability period as defined in the Note Purchase Agreement if the commitment has not been fully funded. In the case of the Company, LanzaTech received warrants to purchase 316,250 shares of common stock of LanzaJet, which became exercisable by the Company when the note was funded on May 1, 2023. Upon funding of the Notes, the warrants meet the accounting criteria to be considered in-substance common stock, and are accounted for as part of the equity-method investment. Refer to Note 6 Investment.
The Note Purchase Agreement may be amended with the approval of holders of at least 66 2∕3% of the Notes, except with respect to certain rights that require approval of all holders to amend. Upon an event of default under the Note Purchase Agreement, each purchaser may accelerate the payment of its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
SGLT
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, small-size equipment and consulting services. As a result, for the three months ended June 30, 2023 and 2022, the company recognized revenue of approximately $75 and $46, respectively. For the six months ended June 30, 2023 and 2022, the Company recognized revenue of approximately $75 and $64, respectively. The Company also provided engineering services and incurred costs of $164 and $137 for the three months ended June 30, 2023 and 2022, respectively, and provided engineering services and incurred costs of $414 and $263 for the six months ended June 30, 2023 and 2022, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in 2021, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive licensing consideration, calculated as a percentage of the royalties received by SGLT from the sublicenses. Currently, SGLT sublicenses to certain of its subsidiaries that use LanzaTech's proprietary technology. The royalties received by SGLT are based on sales-and-usage of the sublicensed technology. For the three and six months ended June 30, 2023, the Company recognized sublicensing revenue of $249 and $249, respectively. For the three and six months ended June 30, 2022, the Company did not recognize any sublicensing revenue as no royalties were received by SGLT.
Related Party Transactions
As of September 30, 2023 and December 31, 2022, the Company has an equity ownership in LanzaJet and SGLT (see Note 6 - Investments for further details). The table below summarizes amounts related to transactions with these related parties (in thousands) :

	As of
	September 30, 2023	December 31, 2022
Accounts receivable	$763	$1,821
Notes receivable	5,351	—
Accounts payable	635	3,195
The following table presents revenue from related parties per disaggregated revenue categories:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue from related parties, included within Licensing	1,515	540	2,902	1,620
Revenue from related parties, included within Engineering and other services	104	164	766	496
The main transactions with related parties are described below:
LanzaJet
The Company and LanzaJet have entered into a master service agreements defining the terms when LanzaJet is a subcontractor for some of the Company’s projects, and conversely, when the Company is a subcontractor for LanzaJet’s projects. The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet, refer to Note 6 - Investments, for more information. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the three months ended September 30, 2023 and 2022, the Company recognized revenue from related parties of approximately $97 and $23, respectively, under the transition services agreement. For the nine months ended September 30, 2023 and 2022, the Company recognized revenue from related parties of approximately $209 and $148, respectively, under the transition services agreement.
The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 6 - Investments. In connection with this agreement, the Company recognized $6 and $39 in revenue, respectively, for the three months ended September 30, 2023 and 2022, and recognized revenue of $446 and $170, respectively, for the nine months ended September 30, 2023 and 2022.
LanzaJet Note Purchase Agreement
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes maturing December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes maturing December 31, 2043. The Company committed to purchase $5.5 million of Subordinated Secured Notes, which was funded on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over the intellectual property owned or in-licensed by LanzaJet.
Each purchaser of Notes under the Note Purchase Agreement also received a warrant for the right to purchase 575,000 shares of common stock of LanzaJet for each $10 million of Notes purchased by such purchaser for an exercise price of $0.01 per share. The warrants are exercisable when the related loan commitment is funded, and may be exercised until the earlier of the third anniversary following the date the holder’s loan commitment is fully funded, or the end of the availability period as defined in the Note Purchase Agreement if the commitment has not been fully funded. In the case of the Company, LanzaTech received warrants to purchase 316,250 shares of common stock of LanzaJet, which became exercisable by the Company when the note was funded on May 1, 2023. Upon funding of the Notes, the warrants meet the accounting criteria to be considered in-substance common stock, and are accounted for as part of the equity-method investment. Refer to Note 6 Investment.
The Note Purchase Agreement may be amended with the approval of holders of at least 66 2∕3% of the Notes, except with respect to certain rights that require approval of all holders to amend. Upon an event of default under the Note Purchase Agreement, each purchaser may accelerate the payment of its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
SGLT
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, small-size equipment and consulting services. As a result, for the three months ended September 30, 2023 and 2022, the Company recognized revenue of approximately $0 and $87, respectively. For the nine months ended September 30, 2023 and 2022, the Company recognized revenue of approximately $75 and $151, respectively. The Company also provided engineering services and incurred costs of $199 and $630 for the three months ended September 30, 2023 and 2022, respectively, and provided engineering services and incurred costs of $612 and $893 for the nine months ended September 30, 2023 and 2022, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in August 2023, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive fixed licensing consideration, calculated as a percentage of the maximum amount of royalties owed to SGLT from its sublicenses. For the three and nine months ended September 30, 2023, the Company recognized sublicensing revenue of $951 and $1,200, respectively. Prior to June 2023, the Company was only entitled to royalties from SGLT if SGLT received sublicense royalty payments. For the three and nine months ended September 30, 2022, the Company did not recognize any sublicensing revenue as no royalties were received by SGLT.
Related Party Transactions
As of December 31, 2022 and December 31, 2021, the Company had an equity ownership in LanzaJet and SGLT with a combined carrying value of $25,551 and $24,752, respectively. The table below summarizes amounts related to transactions with these related parties (in thousands):

	Year Ended December 31,
	2022	2021
Revenues	$2,970	$3,253

	As of
	December 31, 2022	December 31, 2021
Accounts receivable	$1,821	$1,071
Contract assets	—	60
Purchases and open accounts payable	3,195	2,575
LanzaJet
The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company. Refer to Note 5, Investments, for more information.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the years ended December 31, 2022 and December 31, 2021, the Company recognized revenue from related parties of approximately $185 and $495, respectively, under the transition services agreement.
The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 5, Investments. In connection with this agreement, the Company recognized an immaterial amount of revenue for the year ended December 31, 2022, and $428 for the year ended December 31, 2021.
The Company also leases certain land to a subsidiary of LanzaJet. Refer to Note 15, Leases, for more information.
LanzaJet Note Purchase Agreement
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes due December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes due December 31, 2043. The Company has committed to purchase $5.5 million of Subordinated Secured Notes in a funding scheduled to occur on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over the intellectual property owned or in-licensed by LanzaJet. LanzaJet also provides a guarantee of any costs and expenses required to complete the initial facility and achieve commercial operation.
Each purchaser of Notes under the Note Purchase Agreement is also entitled to receive a warrant for the right to purchase 575 shares of common stock of LanzaJet for each $10 of Notes purchased by such purchaser for an exercise price of $0.0575 per share, and for up to three years after the loan under the Note Purchase Agreement is fully funded. In the case of the Company, this will be equal to a right to purchase 316,250 shares of common stock of LanzaJet.
The Note Purchase Agreement may be amended with the approval of holders of at least 66 2∕3% of the Notes, except with respect to certain rights that require approval of all holders to amend. Upon an event of default under the
Note Purchase Agreement, each purchaser may accelerate its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
SGLT
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, and small-size equipment. As a result, for the years ended December 31, 2022 and December 31, 2021, the Company recognized revenue from related parties of approximately $289 and $282, respectively. The Company also provided engineering services and incurred costs of $645 and $1,223 for the years ended December 31, 2022 and December 31, 2021, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in 2021, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive licensing consideration, calculated as a percentage of the royalties received by SGLT from the sublicenses. Currently, SGLT sublicenses to certain of its subsidiaries that use LanzaTech's proprietary technology. The royalties received by SGLT are based on sales-and-usage of the sublicensed technology. For the years ended December 31, 2022, and December 31, 2021, the Company did not earn any sublicensing revenue as no royalties were received by SGLT.